Accounts Receivables (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of trade and other receivables and allowance for doubtful accounts

	December 31,
Description	2024	2023

Local currency
Credit card companies	720,938	498,609
Cargo and travel agencies	234,036	282,654
Travel package financing entities	19	29,203
Loyalty program partners	37,497	114,932
Others	43,583	40,121
Total local currency	1,036,073	965,519
Foreign currency
Credit card companies	19,659	18,556
Reimbursement receivable for maintenance reserves	101,487	57,528
Airline partner companies	14,455	8,612
Clearinghouse – agencies and cargo	37,748	30,533
Others	593,676	55,894
Total foreign currency	767,025	171,123
Total	1,803,098	1,136,642
Allowance for expected credit losses	(27,724)	(27,234)
Total net	1,775,374	1,109,408

Schedule of Accounts receivable past due [Table Text Block]

	December 31,
Description	2024	2023

Not past due
Up to 90 days	682,785	802,461
91 to 360 days	553,415	167,685
	1,236,200	970,146

Past due
Up to 90 days	311,261	122,041
91 to 360 days	219,495	16,337
Over 360 days	8,418	884
	539,174	139,262

Total	1,775,374	1,109,408

Schedule of Changes in the Allowance for Doubtful Accounts

	December 31,
Description	2024	2023

Balances at the beginning of the year	(27,234)	(24,084)
Additions	(27,643)	(34,183)
Reversal	26,051	29,098
Write-off of uncollectible amounts	1,102	1,935
Balances at the end of the year	(27,724)	(27,234)